Segment Information (classes of similar products/services) (table) (detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Segment Reporting Information [Line Items]
Net Sales	$ 1,275,360	$ 1,286,350	$ 1,340,208
General Mills Operations LLC [Member]
Segment Reporting Information [Line Items]
Net Sales	144,310	161,993	177,881
Canned Vegetables [Member]
Segment Reporting Information [Line Items]
Net Sales	746,501	754,556	753,318
Frozen [Member]
Segment Reporting Information [Line Items]
Net Sales	94,710	94,648	107,109
Fruit [Member]
Segment Reporting Information [Line Items]
Net Sales	253,658	234,918	264,549
Snack [Member]
Segment Reporting Information [Line Items]
Net Sales	12,336	11,667	11,496
Other Products [Member]
Segment Reporting Information [Line Items]
Net Sales	$ 23,845	$ 28,568	$ 25,855